Derivatives and Hedging - Gains and Losses Related to Designated Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCL Before Reclassifications, Total	$ 18,653	$ 36,960	$ (27,099)
Gain Recognized in Interest Expense For Excluded Components	20,186	6,740	0
Interest rate contract | Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCL Before Reclassifications, Cash Flow Hedges	(21,972)	(7,896)	0
Cross-currency swap | Net Investment Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCL Before Reclassifications, Net Investment Hedges	2,936	6,006	0
Gain Recognized in Interest Expense For Excluded Components	2,294	6,740	0
Forward contracts | Net Investment Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCL Before Reclassifications, Net Investment Hedges	20,679	0	0
Gain Recognized in Interest Expense For Excluded Components	17,892	0	0
Foreign currency debt | Net Investment Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCL Before Reclassifications, Net Investment Hedges	$ 17,010	$ 38,850	$ (27,099)